FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
                        VARIABLE UNIVERSAL LIFE 4 (VUL4)
                 PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
                   VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
                     ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
                     ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)



               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account A

                       Supplement dated February 15, 2007
                        to Prospectuses Dated May 1, 2006

This supplement will alter the prospectuses listed above in the following manner:

In the Fee Table, Children's Insurance Rider entry, replace $0.52 with $0.50 for a current and guaranteed charge.

Replace footnote numbered x in ADVUL; AVUL; VEUL2 and VUL4 under the Fee Table with the following footnote:

x Regardless of the number of children or their age, up through age 18.

Replace footnote numbered xi in FVUL 1.1 and PVUL 1.1 under the Fee Table with the following footnote:

xi Regardless of the number of children or their age, up through age 18.

Under the Additional Benefits section of the FVUL 1.1; PVUL 1.1; ADVUL; AVUL VEUL2 AND VUL4 prospectuses, Children's Insurance Rider paragraph, replace the third sentence with the following:

This includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 18 years.

Effective February 15, 2007, the Children's Insurance Rider will no longer be available for issue on new or inforce policies for the following products:

                    VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
                          VARIABLE UNIVERSAL LIFE (VUL)
                        VARIABLE UNIVERSAL LIFE 2 (VUL2)
                        VARIABLE UNIVERSAL LIFE 3 (VUL3)

Under the Additional Benefits section of each prospectus, Family Insurance Rider paragraph delete the first sentence. Add a sentence to the end of the paragraph that reads:

The Family Insurance Rider is no longer available for issue on new or inforce policies effective February 28, 2007.